Mutual Funds	Supplement

Nuveen Mutual Funds

SUPPLEMENT NO. 1
dated May 1, 2026 to the Statutory Prospectuses of the Nuveen Equity Index Funds and Nuveen International Funds dated February 27, 2026

SUPPLEMENT NO. 3
dated May 1, 2026 to the Statutory Prospectus of the Nuveen U.S. Equity Funds dated February 27, 2026

SUPPLEMENT NO. 2
dated May 1, 2026 to the Statutory Prospectuses of the Nuveen Lifecycle Funds, Nuveen Lifestyle Funds and Nuveen Managed Allocation Fund dated September 30, 2025

SUPPLEMENT NO. 1
dated May 1, 2026 to the Statutory Prospectus of the Nuveen Lifecycle Index Funds dated September 30, 2025

SUPPLEMENT NO. 3
dated May 1, 2026 to the Statutory Prospectus of the Nuveen Fixed-Income Funds dated August 1, 2025

On or about the close of business on July 31, 2026, Teachers Advisors, LLC (“Advisors”), the investment adviser to the Funds, is expected to merge into Nuveen Asset Management, LLC (“Nuveen Asset Management”). In connection with this merger and subject to all required approvals, on or about the day after the merger it is expected that Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”) will become the investment adviser and Nuveen Asset Management will become the sub-adviser to the Funds. Advisors, Nuveen Fund Advisors and Nuveen Asset Management are each wholly owned subsidiaries of Nuveen, LLC and, ultimately, Teachers Insurance and Annuity Association of America (“TIAA”). There are no anticipated changes to the Funds’ portfolio management teams, investment objectives, principal investment strategies, principal risks, or fees and expenses related to the merger. On or about the day after the merger, the Funds’ prospectuses and statements of additional information will be updated to reflect the new advisory arrangements.

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Additionally, all information regarding the Nuveen Emerging Markets Debt Fund and Nuveen International Bond Fund is hereby removed from the Statutory Prospectus for the Nuveen International Funds.

Further, the following hereby replaces in its entirety the “Annual Fund Operating Expenses” table in the “Fees and expenses” section on page 47 of the Statutory Prospectus of the Nuveen International Funds in the “Summary information” section for the Nuveen International Responsible Equity Fund:

	Class A		Class I		Premier Class	Class R6	Retirement Class
Management fees	0.30%		0.30%		0.30%	0.30%	0.30%
Distribution (Rule 12b-1) fees	0.25%		—		0.15%	—	—
Other expenses	0.16%	[1]	0.07%	[1]	0.04%	0.03%	0.28%
Total annual Fund operating expenses	0.71%		0.37%		0.49%	0.33%	0.58%
Waivers and expense reimbursements[2]	(0.13)%		(0.13)%		(0.13)%	(0.13)%	(0.13)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.58%		0.24%		0.36%	0.20%	0.45%

[1]	Restated to reflect estimate for the current fiscal year.
[2]	Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.75% of average daily net assets for Class A shares; (ii) 0.55% of average daily net assets for Class I shares; (iii) 0.55% of average daily net assets for Premier Class shares; (iv) 0.40% of average daily net assets for Class R6 shares; and (v) 0.65% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2027, unless changed with approval of the Board of Trustees. Teachers Advisors, LLC has also agreed to waive fees and/or reimburse expenses to reduce the maximum Total annual operating expenses detailed above for each class of the Fund by 0.13%. This waiver and/or reimbursement arrangement may be terminated or modified prior to July 31, 2028 only with approval of the Board of Trustees.

The following hereby replaces in its entirety the “Example” sub-section in the “Fees and expenses” section on page 47 of the Statutory Prospectus of the Nuveen International Funds in the “Summary information” section for the Nuveen International Responsible Equity Fund:

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee

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waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I	Premier Class	Class R6	Retirement Class
1 year	$631	$25	$37	$20	$46
3 years	$760	$88	$127	$75	$155
5 years	$919	$177	$244	$155	$294
10 years	$1,380	$438	$587	$388	$697

The following hereby replaces in its entirety the “Annual Fund Operating Expenses” table in the “Fees and expenses” section beginning on page 25 of the Statutory Prospectus of the Nuveen Lifecycle Funds in the “Summary information” section for the Nuveen Lifecycle 2010 Fund:

	Class I	Premier Class	Class R6	Retirement Class
Management fees[1,2]	0.39%	0.39%	0.39%	0.39%
Distribution (Rule 12b-1) fees	—	0.15%	—	—
Other expenses[1,2]	0.13%	0.05%	0.05%	0.30%
Acquired fund fees and expenses[1,3]	0.12%	0.12%	0.12%	0.12%
Total annual Fund operating expenses	0.64%	0.71%	0.56%	0.81%
Waivers and expense reimbursements[4,5]	(0.28)%	(0.28)%	(0.28)%	(0.28)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.36%	0.43%	0.28%	0.53%

[1]	Restated to reflect estimate for the current fiscal year.
[2]	Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.
[3]	“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.
[4]	Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were
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incurred directly by the Fund) that exceed: (i) 0.150% of average daily net assets for Class I shares; (ii) 0.150% of average daily net assets for Premier Class shares; (iii) 0.000% of average daily net assets for Class R6 shares; and (iv) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees. Advisors has also agreed to reimburse the Fund for 0.080% of the Total annual Fund operating expenses of each of its share classes that are originally attributable to Class W shares of the Underlying Funds of the Trust. This expense reimbursement arrangement may be terminated or modified prior to July 31, 2028 only with approval of the Board of Trustees.
[5]	Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2028, unless changed with the approval of the Board of Trustees. Advisors has also contractually agreed to waive an additional 0.066% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the Board of Trustees.

The following hereby replaces in its entirety the table in the “Example” sub-section in the “Fees and expenses” section on page 26 of the Statutory Prospectus of the Nuveen Lifecycle Funds in the “Summary information” section for the Nuveen Lifecycle 2010 Fund:

	Class I	Premier Class	Class R6	Retirement Class
1 year	$37	$44	$29	$54
3 years	$139	$162	$114	$193
5 years	$292	$331	$248	$386
10 years	$736	$821	$639	$941

The following hereby replaces in its entirety the “Annual Fund Operating Expenses” table in the “Fees and expenses” section on page 65 of the Statutory Prospectus of the Nuveen Fixed-Income Funds in the “Summary information” section for the Nuveen Green Bond Fund:

	Class A		Class I		Premier Class	Class R6	Retirement Class
Management fees	0.40%		0.40%		0.40%	0.40%	0.40%
Distribution (Rule 12b-1) fees	0.25%		—		0.15%	—	—
Other expenses	0.27%	[1]	0.28%	[1]	0.19%	0.18%	0.43%
Total annual Fund operating expenses	0.92%		0.68%		0.74%	0.58%	0.83%
Waivers and expense reimbursements[2]	(0.16)%		(0.16)%		(0.17)%	(0.16)%	(0.16)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.76%		0.52%		0.57%	0.42%	0.67%

[1]	Restated to reflect estimates for the current fiscal year.
[2]	Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.80% of average daily net assets for Class A shares; (ii) 0.60% of average daily net assets for Class I shares; (iii) 0.60% of average daily net assets for Premier Class shares; (iv) 0.45% of average
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daily net assets for Class R6 shares; and (v) 0.70% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2026, unless changed with approval of the Board of Trustees. Teachers Advisors, LLC has also agreed to waive fees and/or reimburse expenses to reduce the maximum Total annual operating expenses detailed above for each class of the Fund by 0.03%. This waiver and/or reimbursement arrangement may be terminated or modified prior to July 31, 2028 only with approval of the Board of Trustees.

The following hereby replaces in its entirety the table in the “Example” sub-section in the “Fees and expenses” section on page 65 of the Statutory Prospectus of the Nuveen Fixed-Income Funds in the “Summary information” section for the Nuveen Green Bond Fund:

	Class A	Class I	Premier Class	Class R6	Retirement Class
1 year	$450	$53	$58	$43	$68
3 years	$622	$180	$197	$148	$228
5 years	$830	$342	$372	$287	$424
10 years	$1,431	$811	$881	$690	$991

The following hereby replaces in its entirety the “Annual Fund Operating Expenses” table in the “Fees and expenses” section on page 89 of the Statutory Prospectus of the Nuveen Fixed-Income Funds in the “Summary information” section for the Nuveen Short Duration Impact Bond Fund:

	Class A		Class I	Premier Class	Class R6	Retirement Class
Management fees	0.30%		0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) fees	0.25%		—	0.15%	—	—
Other expenses	0.38%	[1]	0.33%	0.31%	0.31%	0.56%
Total annual Fund operating expenses	0.93%		0.63%	0.76%	0.61%	0.86%
Waivers and expense reimbursements[2]	(0.27)%		(0.27)%	(0.27)%	(0.27)%	(0.27)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.66%		0.36%	0.49%	0.34%	0.59%

[1]	Restated to reflect estimates for the current fiscal year.
[2]	Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.70% of average daily net assets for Class A shares; (ii) 0.50% of average daily net assets for Class I shares; (iii) 0.50% of average daily net assets for Premier Class shares; (iv) 0.35% of average daily net assets for Class R6 shares; and (v) 0.60% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2026, unless changed with approval of the Board of Trustees. Teachers Advisors, LLC has also agreed to waive fees and/or reimburse expenses to reduce the maximum Total annual operating expenses detailed above for each class of the Fund by 0.01%. This waiver and/or reimbursement arrangement may be terminated or modified prior to July 31, 2028 only with approval of the Board of Trustees.
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The following hereby replaces in its entirety the table in the “Example” sub-section in the “Fees and expenses” section on page 89 of the Statutory Prospectus of the Nuveen Fixed-Income Funds in the “Summary information” section for the Nuveen Short Duration Impact Bond Fund:

	Class A	Class I	Premier Class	Class R6	Retirement Class
1 year	$316	$37	$50	$35	$60
3 years	$478	$138	$180	$132	$212
5 years	$692	$289	$360	$278	$415
10 years	$1,308	$726	$883	$702	$1,003

The following hereby replaces in its entirety the “Annual Fund Operating Expenses” table in the “Fees and expenses” section on page 48 of the Statutory Prospectus of the Nuveen Lifestyle Funds in the “Summary information” section for the Nuveen Lifestyle Growth Fund:

	Class A	Class I	Premier Class	Class R6	Retirement Class
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) fees	0.25%	—	0.15%	—	—
Other expenses	0.14%	0.14%	0.16%	0.08%	0.32%
Acquired fund fees and expenses[1,2]	0.51%	0.51%	0.51%	0.51%	0.51%
Total annual Fund operating expenses	1.00%	0.75%	0.92%	0.69%	0.93%
Waivers and expense reimbursements[3]	(0.11)%	(0.10)%	(0.19)%	(0.11)%	(0.10)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.89%	0.65%	0.73%	0.58%	0.83%

[1]	Restated to reflect estimate for the current fiscal year.
[2]	“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.
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Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.450% of average daily net assets for Class A shares; (ii) 0.250% of average daily net assets for Class I shares; (iii) 0.250% of average daily net assets for Premier Class shares; (iv) 0.100% of average daily net assets for Class R6 shares; and (v) 0.350% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees. Advisors has also agreed to waive fees and/or reimburse expenses to reduce the maximum Total annual operating expenses detailed above for each class of the Fund by 0.03%. This waiver and/or reimbursement arrangement may be terminated or modified prior to July 31, 2028 only with approval of the Board of Trustees.

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The following hereby replaces in its entirety the “Example” sub-section in the “Fees and expenses” section beginning on page 48 of the Statutory Prospectus of the Nuveen Lifestyle Funds in the “Summary information” section for the Nuveen Lifestyle Growth Fund:

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I	Premier Class	Class R6	Retirement Class
1 year	$661	$66	$75	$59	$85
3 years	$851	$216	$249	$195	$273
5 years	$1,072	$394	$466	$359	$492
10 years	$1,707	$909	$1,091	$834	$1,122

MGN-NUVSTAT-0526P

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